Details of Significant Accounts - Share-based payment - Assumptions used in determining the fair value of Sponsor Earnout Shares (Details) - Sponsor Earnout Shares	12 Months Ended
Dec. 31, 2022 Y
Share-based payment arrangements
Expected dividend yield	0.00%
Expected volatility	70.00%
Risk free interest rate	4.19%
Expected life (years)	5